Cost of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Cost of revenues	¥ 6,179,125	$ 870,312	¥ 8,610,726	[1]	¥ 9,751,160
Revenue sharing fees and content costs
Cost of revenues	5,378,413		7,535,690		8,374,555
Bandwidth costs
Cost of revenues	360,660		537,921		713,672
Salaries and welfare
Cost of revenues	241,243		288,141		322,604
Payment handling costs
Cost of revenues	64,665		100,367		151,913
Share-based compensation
Cost of revenues	16,137		31,955		56,629
Others
Cost of revenues	¥ 118,007		¥ 116,652		¥ 131,787

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).